Document And Entity Information	Jan. 28, 2022
Document Information [Line Items]
Entity, Registrant Name	NAVIDEA BIOPHARMACEUTICALS, INC.
Document, Type	8-K
Document, Period End Date	Jan. 28, 2022
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-35076
Entity, Tax Identification Number	31-1080091
Entity, Address, Address Line One	4995 Bradenton Avenue, Suite 240
Entity, Address, City or Town	Dublin
Entity, Address, State or Province	OH
Entity, Address, Postal Zip Code	43017
City Area Code	614
Local Phone Number	793-7500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	NAVB
Security Exchange Name	NYSEAMER
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000810509